Stock-Based Compensation Plans - Schedule of Stock Option Valuation Assumptions (Details) - Stock options	9 Months Ended
Sep. 30, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	27.00%
Expected option life in years	6 years 3 months
Expected dividend yield	0.08%
Risk-free interest rate	1.19%
Weighted-average fair value of stock options	$ 3,800,000